John Hancock Disciplined Value International Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	40.50%	12.44%	8.31%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	37.08%	10.19%	6.73%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.28%	9.07%	6.06%